CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents		$ 437,184	$ 17,789
Deposits, upfront payments and other receivables		56,920	104,560
Promissory note - Prime Number Acquisition I Corp.			333,594
Total current assets		494,104	455,943
Non-current assets
Property and equipment, net		8,440	14,991
Right of use assets - operating lease, net		0	220,261
Total non-current assets		8,440	235,252
Total assets		502,544	691,195
Current liabilities
Accruals and other payables - current		3,211,832	587,346
Operating lease liability - current			173,045
Total current liabilities		3,422,574	760,391
Non-current liabilities
Accruals and other payables - non-current		2,257,500
Amount due to shareholders		1,933,221	3,572,358
Operating lease liability - non-current			36,700
Total non-current liabilities		4,190,721	3,609,058
Total liabilities		7,613,295	4,369,449
Commitments and Contingencies
Shareholders' deficit
Ordinary shares ($0.0001 par value, 170,453,431 and 126,799,854 shares issued and outstanding as of June 30, 2024 and June 30, 2023, respectively) *	[1]	17,044	12,679
Additional paid in capital		23,686,552	15,903,549
Accumulated deficits		(30,398,139)	(19,143,513)
Accumulated other comprehensive loss		(416,277)	(451,038)
Equity attributable to owners of the Company		(7,110,820)	(3,678,323)
Non-controlling interest		69	69
Total shareholders' deficit		(7,110,751)	(3,678,254)
Total liabilities and shareholder's deficit		502,544	$ 691,195
Directors
Current liabilities
Amount due to directors		$ 210,742

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.